Stock Based Compensation (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of shares authorized for stock based employee and non-employee compensation plans	9.7
Employee [Member]
RSUs, annual vesting percentage	20.00%
RSUs, vesting period (in years)	5
RSUs, contractual lives (in years)	5
Director [Member]
RSUs, annual vesting percentage	100.00%
RSUs, vesting period (in years)	1
RSUs, contractual lives (in years)	1
Restricted Stock Units (RSUs) [Member]
Compensation expense recognized	$ 13.3	$ 11.5	$ 11.2
Total unrecognized compensation expense	$ 12.7
Total unrecognized compensation expense, weighted average recognition period	2 years 11 months